RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
	Aug. 10, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 16, 2022	Mar. 03, 2021
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party		$ 200,000
Due from Initial stockholders				$ 135,440
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					$ 200,000
Promissory Note with Related Party | Initial Public Offering
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party	$ 200,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Outstanding of working capital loans		$ 0	$ 0